UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code:    (800) 345-6611

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
June 30, 2020
Columbia Real Estate Equity Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Real Estate Equity Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Real Estate Equity Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs).
Portfolio management
Arthur Hurley, CFA
Portfolio Manager
Managed Fund since 2006
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2020 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	-13.03	-6.34	4.73	8.59
	Including sales charges		-18.03	-11.73	3.50	7.94
Advisor Class*		11/08/12	-12.99	-6.09	4.99	8.84
Class C	Excluding sales charges	10/13/03	-13.37	-7.06	3.94	7.76
	Including sales charges		-14.21	-7.88	3.94	7.76
Institutional Class		04/01/94	-12.93	-6.06	4.99	8.85
Institutional 2 Class*		03/07/11	-12.85	-5.95	5.14	8.98
Institutional 3 Class*		03/01/17	-12.81	-5.89	5.13	8.92
Class R*		09/27/10	-13.11	-6.53	4.47	8.30
FTSE Nareit Equity REITs Index			-18.71	-13.04	4.06	9.05
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.
Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The FTSE Nareit Equity REITs Index reflects performance of all publicly traded equity real estate investment trusts (REITs), other than those designated as timber REITs.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Real Estate Equity Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	99.8
Money Market Funds	0.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at June 30, 2020)
Real Estate
Diversified REITs	3.1
Health Care REITs	6.4
Hotel & Resort REITs	2.4
Industrial REITs	15.4
Office REITs	13.6
Residential REITs	27.0
Retail REITs	1.7
Specialized REITs	29.4
Total	99.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Real Estate Equity Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	869.70	1,018.55	5.90	6.37	1.27
Advisor Class	1,000.00	1,000.00	870.10	1,019.79	4.74	5.12	1.02
Class C	1,000.00	1,000.00	866.30	1,014.82	9.37	10.12	2.02
Institutional Class	1,000.00	1,000.00	870.70	1,019.79	4.74	5.12	1.02
Institutional 2 Class	1,000.00	1,000.00	871.50	1,020.39	4.19	4.52	0.90
Institutional 3 Class	1,000.00	1,000.00	871.90	1,020.69	3.91	4.22	0.84
Class R	1,000.00	1,000.00	868.90	1,017.30	7.06	7.62	1.52
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Real Estate Equity Fund | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Consumer Discretionary 1.0%
Hotels, Resorts & Cruise Lines 1.0%
Marriott International, Inc., Class A	29,000	2,486,170
Total Hotels, Resorts & Cruise Lines		2,486,170
Total Consumer Discretionary		2,486,170
Real Estate 98.4%
Diversified REITs 3.1%
STORE Capital Corp.	328,700	7,826,347
Total Diversified REITs		7,826,347
Health Care REITs 6.3%
Healthpeak Properties, Inc.	256,100	7,058,116
Medical Properties Trust, Inc.	485,800	9,133,040
Total Health Care REITs		16,191,156
Hotel & Resort REITs 2.4%
Host Hotels & Resorts, Inc.	568,489	6,133,996
Total Hotel & Resort REITs		6,133,996
Industrial REITs 15.3%
Duke Realty Corp.	312,300	11,052,297
First Industrial Realty Trust, Inc.	259,761	9,985,213
ProLogis, Inc.	191,694	17,890,801
Total Industrial REITs		38,928,311
Office REITs 13.5%
Alexandria Real Estate Equities, Inc.	93,145	15,112,776
Boston Properties, Inc.	88,800	8,025,744
Corporate Office Properties Trust	152,675	3,868,785
Highwoods Properties, Inc.	196,330	7,328,999
Total Office REITs		34,336,304
Residential REITs 26.9%
American Homes 4 Rent, Class A	417,430	11,228,867
AvalonBay Communities, Inc.	55,623	8,601,541
Camden Property Trust	54,100	4,935,002
Equity LifeStyle Properties, Inc.	220,148	13,754,847
Essex Property Trust, Inc.	32,025	7,339,169
Common Stocks (continued)
Issuer	Shares	Value ($)
Investors Real Estate Trust	85,100	5,998,699
Invitation Homes, Inc.	402,117	11,070,281
Sun Communities, Inc.	40,700	5,522,176
Total Residential REITs		68,450,582
Retail REITs 1.7%
SITE Centers Corp.	230,493	1,866,993
Tanger Factory Outlet Centers, Inc.	332,800	2,372,864
Total Retail REITs		4,239,857
Specialized REITs 29.2%
American Tower Corp.	30,620	7,916,495
Coresite Realty Corp.	53,187	6,438,818
CyrusOne, Inc.	29,200	2,124,300
Digital Realty Trust, Inc.	63,614	9,040,186
Equinix, Inc.	27,391	19,236,699
Extra Space Storage, Inc.	67,300	6,216,501
Four Corners Property Trust, Inc.	123,808	3,020,915
Gaming and Leisure Properties, Inc.	280,653	9,710,594
Life Storage, Inc.	67,100	6,371,145
National Storage Affiliates Trust	108,500	3,109,610
Outfront Media, Inc.	86,052	1,219,357
Total Specialized REITs		74,404,620
Total Real Estate		250,511,173
Total Common Stocks (Cost: $189,791,798)		252,997,343

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(a),(b)	500,165	500,165
Total Money Market Funds (Cost: $500,145)		500,165
Total Investments in Securities (Cost $190,291,943)		253,497,508
Other Assets & Liabilities, Net		912,780
Net Assets		$254,410,288
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Real Estate Equity Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	1,333,010	18,866,618	(19,699,483)	20	500,165	1,042	6,188	500,165
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	2,486,170	—	—	2,486,170
Real Estate	250,511,173	—	—	250,511,173
Total Common Stocks	252,997,343	—	—	252,997,343
Money Market Funds	500,165	—	—	500,165
Total Investments in Securities	253,497,508	—	—	253,497,508
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Real Estate Equity Fund | Semiannual Report 2020	7

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $189,791,798)	$252,997,343
Affiliated issuers (cost $500,145)	500,165
Cash	1,214
Receivable for:
Capital shares sold	111,620
Dividends	1,082,692
Expense reimbursement due from Investment Manager	305
Trustees’ deferred compensation plan	108,697
Other assets	11,449
Total assets	254,813,485
Liabilities
Payable for:
Capital shares purchased	224,107
Management services fees	5,156
Distribution and/or service fees	525
Transfer agent fees	34,211
Compensation of board members	2,599
Compensation of chief compliance officer	28
Other expenses	27,874
Trustees’ deferred compensation plan	108,697
Total liabilities	403,197
Net assets applicable to outstanding capital stock	$254,410,288
Represented by
Paid in capital	183,977,147
Total distributable earnings (loss)	70,433,141
Total - representing net assets applicable to outstanding capital stock	$254,410,288
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Real Estate Equity Fund | Semiannual Report 2020

Statement of Assets and Liabilities  (continued)
June 30, 2020 (Unaudited)
Class A
Net assets	$58,804,526
Shares outstanding	5,057,073
Net asset value per share	$11.63
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.34
Advisor Class
Net assets	$662,691
Shares outstanding	55,532
Net asset value per share	$11.93
Class C
Net assets	$3,564,385
Shares outstanding	306,398
Net asset value per share	$11.63
Institutional Class
Net assets	$143,069,280
Shares outstanding	12,272,856
Net asset value per share	$11.66
Institutional 2 Class
Net assets	$1,030,072
Shares outstanding	88,733
Net asset value per share	$11.61
Institutional 3 Class
Net assets	$44,977,565
Shares outstanding	3,826,108
Net asset value per share	$11.76
Class R
Net assets	$2,301,769
Shares outstanding	198,144
Net asset value per share	$11.62
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Real Estate Equity Fund | Semiannual Report 2020	9

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$4,310,776
Dividends — affiliated issuers	6,188
Total income	4,316,964
Expenses:
Management services fees	976,806
Distribution and/or service fees
Class A	78,968
Class C	19,784
Class R	7,448
Transfer agent fees
Class A	61,538
Advisor Class	1,463
Class C	3,851
Institutional Class	142,627
Institutional 2 Class	380
Institutional 3 Class	1,726
Class R	2,885
Compensation of board members	8,516
Custodian fees	4,999
Printing and postage fees	27,445
Registration fees	49,347
Audit fees	14,669
Legal fees	3,298
Compensation of chief compliance officer	51
Other	7,563
Total expenses	1,413,364
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(18,946)
Total net expenses	1,394,418
Net investment income	2,922,546
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,248,488
Investments — affiliated issuers	1,042
Net realized gain	8,249,530
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(47,482,789)
Investments — affiliated issuers	20
Net change in unrealized appreciation (depreciation)	(47,482,769)
Net realized and unrealized loss	(39,233,239)
Net decrease in net assets resulting from operations	$(36,310,693)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Real Estate Equity Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$2,922,546	$4,949,550
Net realized gain	8,249,530	30,124,302
Net change in unrealized appreciation (depreciation)	(47,482,769)	38,944,907
Net increase (decrease) in net assets resulting from operations	(36,310,693)	74,018,759
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,684,551)	(8,129,187)
Advisor Class	(25,746)	(187,406)
Class C	(87,741)	(482,671)
Institutional Class	(4,188,712)	(17,931,617)
Institutional 2 Class	(30,623)	(293,106)
Institutional 3 Class	(1,311,226)	(5,528,108)
Class R	(65,477)	(402,705)
Total distributions to shareholders	(7,394,076)	(32,954,800)
Increase (decrease) in net assets from capital stock activity	5,335,946	(25,950,026)
Total increase (decrease) in net assets	(38,368,823)	15,113,933
Net assets at beginning of period	292,779,111	277,665,178
Net assets at end of period	$254,410,288	$292,779,111
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Real Estate Equity Fund | Semiannual Report 2020	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	201,194	2,425,243	615,762	8,670,969
Distributions reinvested	141,863	1,599,584	570,669	7,733,398
Redemptions	(624,926)	(7,543,251)	(1,146,191)	(16,157,901)
Net increase (decrease)	(281,869)	(3,518,424)	40,240	246,466
Advisor Class
Subscriptions	13,306	162,951	104,750	1,594,152
Distributions reinvested	1,706	18,002	11,579	159,414
Redemptions	(101,435)	(1,122,769)	(13,252)	(189,867)
Net increase (decrease)	(86,423)	(941,816)	103,077	1,563,699
Class C
Subscriptions	20,230	270,392	35,807	507,831
Distributions reinvested	6,781	77,861	31,472	425,531
Redemptions	(56,435)	(676,538)	(128,931)	(1,816,688)
Net decrease	(29,424)	(328,285)	(61,652)	(883,326)
Institutional Class
Subscriptions	1,283,110	14,225,408	1,321,862	18,900,700
Distributions reinvested	299,538	3,438,280	1,200,836	16,279,827
Redemptions	(1,092,721)	(13,268,643)	(1,990,015)	(28,026,589)
Net increase	489,927	4,395,045	532,683	7,153,938
Institutional 2 Class
Subscriptions	9,023	102,144	105,333	1,450,777
Distributions reinvested	2,717	30,553	21,092	292,776
Redemptions	(22,619)	(313,258)	(665,526)	(9,727,366)
Net decrease	(10,879)	(180,561)	(539,101)	(7,983,813)
Institutional 3 Class
Subscriptions	760,178	8,568,228	148,096	2,141,764
Distributions reinvested	79,864	918,341	237,981	3,270,907
Redemptions	(233,372)	(2,748,184)	(2,060,535)	(29,414,116)
Net increase (decrease)	606,670	6,738,385	(1,674,458)	(24,001,445)
Class R
Subscriptions	15,982	194,278	48,111	675,734
Distributions reinvested	4,419	50,143	17,454	236,175
Redemptions	(93,140)	(1,072,819)	(212,693)	(2,957,454)
Net decrease	(72,739)	(828,398)	(147,128)	(2,045,545)
Total net increase (decrease)	615,263	5,335,946	(1,746,339)	(25,950,026)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Real Estate Equity Fund | Semiannual Report 2020

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Columbia Real Estate Equity Fund | Semiannual Report 2020	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2020 (Unaudited)	$13.77	0.12	(1.93)	(1.81)	(0.12)	(0.21)	(0.33)
Year Ended 12/31/2019	$12.07	0.21	3.11	3.32	(0.21)	(1.41)	(1.62)
Year Ended 12/31/2018	$14.02	0.18	(1.17)	(0.99)	(0.19)	(0.77)	(0.96)
Year Ended 12/31/2017	$15.37	0.22	0.56	0.78	(0.22)	(1.91)	(2.13)
Year Ended 12/31/2016	$15.30	0.22	0.54	0.76	(0.23)	(0.46)	(0.69)
Year Ended 12/31/2015	$15.95	0.21	0.42	0.63	(0.21)	(1.07)	(1.28)
Advisor Class
Six Months Ended 6/30/2020 (Unaudited)	$14.13	0.13	(1.98)	(1.85)	(0.14)	(0.21)	(0.35)
Year Ended 12/31/2019	$12.34	0.26	3.19	3.45	(0.25)	(1.41)	(1.66)
Year Ended 12/31/2018	$14.32	0.23	(1.21)	(0.98)	(0.23)	(0.77)	(1.00)
Year Ended 12/31/2017	$15.65	0.29	0.55	0.84	(0.26)	(1.91)	(2.17)
Year Ended 12/31/2016	$15.56	0.30	0.52	0.82	(0.27)	(0.46)	(0.73)
Year Ended 12/31/2015	$16.20	0.31	0.36	0.67	(0.24)	(1.07)	(1.31)
Class C
Six Months Ended 6/30/2020 (Unaudited)	$13.76	0.08	(1.92)	(1.84)	(0.08)	(0.21)	(0.29)
Year Ended 12/31/2019	$12.06	0.10	3.12	3.22	(0.11)	(1.41)	(1.52)
Year Ended 12/31/2018	$14.02	0.06	(1.16)	(1.10)	(0.09)	(0.77)	(0.86)
Year Ended 12/31/2017	$15.37	0.11	0.56	0.67	(0.11)	(1.91)	(2.02)
Year Ended 12/31/2016	$15.30	0.11	0.53	0.64	(0.11)	(0.46)	(0.57)
Year Ended 12/31/2015	$15.95	0.09	0.42	0.51	(0.09)	(1.07)	(1.16)
Institutional Class
Six Months Ended 6/30/2020 (Unaudited)	$13.81	0.14	(1.94)	(1.80)	(0.14)	(0.21)	(0.35)
Year Ended 12/31/2019	$12.10	0.25	3.12	3.37	(0.25)	(1.41)	(1.66)
Year Ended 12/31/2018	$14.05	0.22	(1.17)	(0.95)	(0.23)	(0.77)	(1.00)
Year Ended 12/31/2017	$15.40	0.25	0.57	0.82	(0.26)	(1.91)	(2.17)
Year Ended 12/31/2016	$15.33	0.26	0.54	0.80	(0.27)	(0.46)	(0.73)
Year Ended 12/31/2015	$15.98	0.24	0.43	0.67	(0.25)	(1.07)	(1.32)
Institutional 2 Class
Six Months Ended 6/30/2020 (Unaudited)	$13.75	0.14	(1.92)	(1.78)	(0.15)	(0.21)	(0.36)
Year Ended 12/31/2019	$12.06	0.22	3.15	3.37	(0.27)	(1.41)	(1.68)
Year Ended 12/31/2018	$14.01	0.24	(1.18)	(0.94)	(0.24)	(0.77)	(1.01)
Year Ended 12/31/2017	$15.36	0.29	0.56	0.85	(0.29)	(1.91)	(2.20)
Year Ended 12/31/2016	$15.29	0.29	0.53	0.82	(0.29)	(0.46)	(0.75)
Year Ended 12/31/2015	$15.94	0.31	0.38	0.69	(0.27)	(1.07)	(1.34)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Real Estate Equity Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2020 (Unaudited)	$11.63	(13.03%)	1.28%(c)	1.27%(c)	2.01%(c)	15%	$58,805
Year Ended 12/31/2019	$13.77	28.04%	1.29%	1.28%(d)	1.47%	20%	$73,522
Year Ended 12/31/2018	$12.07	(7.48%)	1.29%	1.29%(d)	1.35%	18%	$63,934
Year Ended 12/31/2017	$14.02	5.07%	1.28%	1.28%(d)	1.41%	27%	$84,557
Year Ended 12/31/2016	$15.37	4.99%	1.24%	1.24%(d)	1.43%	36%	$115,826
Year Ended 12/31/2015	$15.30	4.32%	1.25%	1.25%(d)	1.33%	32%	$123,136
Advisor Class
Six Months Ended 6/30/2020 (Unaudited)	$11.93	(12.99%)	1.03%(c)	1.02%(c)	2.00%(c)	15%	$663
Year Ended 12/31/2019	$14.13	28.47%	1.04%	1.04%(d)	1.81%	20%	$2,005
Year Ended 12/31/2018	$12.34	(7.30%)	1.03%	1.03%(d)	1.69%	18%	$480
Year Ended 12/31/2017	$14.32	5.37%	1.04%	1.04%(d)	1.85%	27%	$539
Year Ended 12/31/2016	$15.65	5.28%	1.00%	1.00%(d)	1.86%	36%	$428
Year Ended 12/31/2015	$15.56	4.56%	1.00%	1.00%(d)	1.98%	32%	$363
Class C
Six Months Ended 6/30/2020 (Unaudited)	$11.63	(13.37%)	2.03%(c)	2.02%(c)	1.24%(c)	15%	$3,564
Year Ended 12/31/2019	$13.76	27.11%	2.03%	2.03%(d)	0.68%	20%	$4,623
Year Ended 12/31/2018	$12.06	(8.24%)	2.04%	2.04%(d)	0.47%	18%	$4,795
Year Ended 12/31/2017	$14.02	4.28%	2.03%	2.03%(d)	0.68%	27%	$13,222
Year Ended 12/31/2016	$15.37	4.21%	1.99%	1.99%(d)	0.68%	36%	$16,965
Year Ended 12/31/2015	$15.30	3.53%	2.00%	2.00%(d)	0.56%	32%	$18,523
Institutional Class
Six Months Ended 6/30/2020 (Unaudited)	$11.66	(12.93%)	1.03%(c)	1.02%(c)	2.30%(c)	15%	$143,069
Year Ended 12/31/2019	$13.81	28.38%	1.03%	1.03%(d)	1.73%	20%	$162,706
Year Ended 12/31/2018	$12.10	(7.23%)	1.04%	1.04%(d)	1.63%	18%	$136,079
Year Ended 12/31/2017	$14.05	5.32%	1.03%	1.03%(d)	1.60%	27%	$167,023
Year Ended 12/31/2016	$15.40	5.23%	0.99%	0.99%(d)	1.68%	36%	$301,531
Year Ended 12/31/2015	$15.33	4.57%	1.00%	1.00%(d)	1.56%	32%	$319,237
Institutional 2 Class
Six Months Ended 6/30/2020 (Unaudited)	$11.61	(12.85%)	0.91%(c)	0.90%(c)	2.31%(c)	15%	$1,030
Year Ended 12/31/2019	$13.75	28.49%	0.89%	0.89%	1.57%	20%	$1,370
Year Ended 12/31/2018	$12.06	(7.12%)	0.89%	0.89%	1.81%	18%	$7,700
Year Ended 12/31/2017	$14.01	5.48%	0.89%	0.89%	1.89%	27%	$8,368
Year Ended 12/31/2016	$15.36	5.39%	0.85%	0.85%	1.86%	36%	$8,580
Year Ended 12/31/2015	$15.29	4.74%	0.85%	0.85%	2.05%	32%	$7,102
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Real Estate Equity Fund | Semiannual Report 2020	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2020 (Unaudited)	$13.92	0.16	(1.96)	(1.80)	(0.15)	(0.21)	(0.36)
Year Ended 12/31/2019	$12.19	0.26	3.16	3.42	(0.28)	(1.41)	(1.69)
Year Ended 12/31/2018	$14.15	0.25	(1.19)	(0.94)	(0.25)	(0.77)	(1.02)
Year Ended 12/31/2017(e)	$15.97	0.28	0.10	0.38	(0.29)	(1.91)	(2.20)
Class R
Six Months Ended 6/30/2020 (Unaudited)	$13.75	0.10	(1.91)	(1.81)	(0.11)	(0.21)	(0.32)
Year Ended 12/31/2019	$12.05	0.16	3.13	3.29	(0.18)	(1.41)	(1.59)
Year Ended 12/31/2018	$14.01	0.15	(1.18)	(1.03)	(0.16)	(0.77)	(0.93)
Year Ended 12/31/2017	$15.36	0.19	0.56	0.75	(0.19)	(1.91)	(2.10)
Year Ended 12/31/2016	$15.29	0.19	0.53	0.72	(0.19)	(0.46)	(0.65)
Year Ended 12/31/2015	$15.94	0.17	0.42	0.59	(0.17)	(1.07)	(1.24)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Real Estate Equity Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2020 (Unaudited)	$11.76	(12.81%)	0.85%(c)	0.84%(c)	2.53%(c)	15%	$44,978
Year Ended 12/31/2019	$13.92	28.58%	0.84%	0.84%	1.84%	20%	$44,827
Year Ended 12/31/2018	$12.19	(7.07%)	0.85%	0.85%	1.88%	18%	$59,640
Year Ended 12/31/2017(e)	$14.15	2.38%	0.84%(c)	0.84%(c)	2.13%(c)	27%	$66,446
Class R
Six Months Ended 6/30/2020 (Unaudited)	$11.62	(13.11%)	1.53%(c)	1.52%(c)	1.64%(c)	15%	$2,302
Year Ended 12/31/2019	$13.75	27.77%	1.53%	1.53%(d)	1.10%	20%	$3,726
Year Ended 12/31/2018	$12.05	(7.78%)	1.54%	1.54%(d)	1.12%	18%	$5,038
Year Ended 12/31/2017	$14.01	4.81%	1.53%	1.53%(d)	1.22%	27%	$6,735
Year Ended 12/31/2016	$15.36	4.73%	1.49%	1.49%(d)	1.21%	36%	$8,557
Year Ended 12/31/2015	$15.29	4.06%	1.50%	1.50%(d)	1.09%	32%	$9,140
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Real Estate Equity Fund | Semiannual Report 2020	17

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Real Estate Equity Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Investments in open-end investment companies (other than ETFs), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
18	Columbia Real Estate Equity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Real Estate Equity Fund | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.66% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2020 was 0.75% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended June 30, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.19
Advisor Class	0.19
Class C	0.19
Institutional Class	0.20
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class R	0.19
20	Columbia Real Estate Equity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended June 30, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended June 30, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	18,488
Class C	—	1.00(b)	66

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2020 through April 30, 2021	Prior to May 1, 2020
Class A	1.26%	1.32%
Advisor Class	1.01	1.07
Class C	2.01	2.07
Institutional Class	1.01	1.07
Institutional 2 Class	0.89	0.93
Institutional 3 Class	0.83	0.88
Class R	1.51	1.57
Columbia Real Estate Equity Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
190,292,000	80,080,000	(16,874,000)	63,206,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $40,664,818 and $38,691,767, respectively, for the six months ended June 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
22	Columbia Real Estate Equity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2020.
Note 9. Significant risks
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Columbia Real Estate Equity Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Real estate sector risk
The risks associated with investments in real estate investment trusts (REITs) and other companies principally engaged in the real estate industry subject the Fund to risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of such investments may be affected by, among other factors, changes in the value of the underlying properties owned by the issuer, changes in the prospect of earnings and/or cash flow growth of the investment, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.
REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Shareholder concentration risk
At June 30, 2020, one unaffiliated shareholder of record owned 21.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 30.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
24	Columbia Real Estate Equity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Real Estate Equity Fund | Semiannual Report 2020	25

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Board Consideration and Approval of Management
Agreement
On June 17, 2020, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Real Estate Equity Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 10, 2020, April 30, 2020 and June 17, 2020 and at Board meetings held on March 11, 2020 and June 17, 2020. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 17, 2020, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 17, 2020, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
26	Columbia Real Estate Equity Fund | Semiannual Report 2020

Board Consideration and Approval of Management
Agreement  (continued)

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2021 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with funds using an investment strategy similar to that used by the Investment Manager for the Fund. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service
Columbia Real Estate Equity Fund | Semiannual Report 2020	27

Board Consideration and Approval of Management
Agreement  (continued)

providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2019, the Fund’s performance was in the thirty-fifth, fifty-second and fifty-third percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2019, the Fund’s actual management fee and net total expense ratio were both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
28	Columbia Real Estate Equity Fund | Semiannual Report 2020

Board Consideration and Approval of Management
Agreement  (continued)

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2019 to profitability levels realized in 2018. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Columbia Real Estate Equity Fund | Semiannual Report 2020	29

Board Consideration and Approval of Management
Agreement  (continued)

Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
30	Columbia Real Estate Equity Fund | Semiannual Report 2020

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Columbia Real Estate Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR212_12_K01_(08/20)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust I
By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	August 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	August 21, 2020
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	August 21, 2020
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	August 21, 2020